Income Taxes - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease) in amount	$ 163,100,000	$ (10,900,000)	$ 99,100,000	$ (212,000,000)	$ 395,500,000
Unrecognized tax benefits that would affect effective rate			19,700,000	24,000,000	49,000,000
Accrued interest and penalties related to unrecognized tax			5,900,000	23,000,000
Interest (benefit) recognized related to unrecognized tax			(17,300,000)	(7,000,000)	(51,000,000)
Valuation allowance, deferred tax assets			2,974,100,000	2,875,000,000
Deferred Tax Asset, Operating Loss Carryforward [Member]
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease) in amount	163,100,000	31,000,000
Valuation allowance, deferred tax assets	3,400,000,000		3,300,000,000
Deferred Tax Asset, Capital Loss Carryforward [Member]
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease) in amount	0	(41,900,000)
Valuation allowance, deferred tax assets	(288,500,000)		(288,500,000)
Connecticut
Income Tax Contingency [Line Items]
Reduction of the state net operating loss carryforward resulting from settlement					1,300,000,000
Valuation allowance on deferred tax assets
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance allocated to operations			99,100,000	175,000,000	547,000,000
Increase (decrease) in valuation allowance allocated to other comprehensive income			0	(387,000,000)	(151,500,000)
Increase (decrease) in the valuation allowance allocated to operations that impacted income tax expense			(48,300,000)
Increase (decrease) in the valuation allowance allocated to operations that did not impact income tax expense			$ 147,400,000